UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7812

Salomon Brothers Municipal Partners Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SALOMON BROTHERS MUNICIPAL
PARTNERS FUND II INC.

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 99.5%
California — 6.0%
$ 1,000,000	A3(a)	California Health Facilities Financing Authority Revenue, Cedars-Sinai
		Medical Center, 5.000% due 11/15/34	$1,017,760
1,500,000	A	California State, GO, 5.125% due 6/1/24	1,557,765
2,500,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004,
		FSA-Insured, 5.000% due 8/1/29	2,616,150
2,500,000	AAA	Napa Valley, CA, Community College District GO, Election of 2002, Series
		B, MBIA-Insured, 5.000% due 8/1/23	2,653,450

		Total California	7,845,125

Colorado — 1.4%
1,750,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care,
		Series F, 5.000% due 3/1/25	1,780,187

Connecticut — 2.5%
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Transportation
		Infrastructure, Series A, AMBAC-Insured, 5.000% due 7/1/23	3,192,720

District of Columbia — 1.6%
2,000,000	AAA	District of Columbia Revenue, American University, AMBAC-Insured,
		5.625% due 10/1/26	2,061,900

Florida — 0.8%
1,000,000	AAA	St. Johns County, FL,Water & Sewer Revenue, MBIA-Insured, 5.500% due
		6/1/11	1,106,590

Illinois — 13.4%
		Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-
		Insured:
100,000	AAA	5.750% due 12/1/27	107,532
900,000	AAA	Call 12/1/07 @ 102, 5.750% due 12/1/27 (b)	967,788
		Chicago, IL, GO, Series A, FSA-Insured:
145,000	AAA	5.250% due 1/1/16	158,476
355,000	AAA	Call 1/1/14 @ 100, 5.250% due 1/1/16 (b)	393,805
1,750,000	AAA	Chicago, IL, Midway Airport Revenue, Series B, 5.625% due 1/1/29 (c)	1,804,425
1,000,000	AAA	Chicago, IL, Public Building Commission, Building Revenue, Chicago
		School Reform, Series B, FGIC-Insured, 5.250% due 12/1/18	1,117,150
1,215,000	AAA	Chicago, IL, Sales Tax Revenue, FSA-Insured, 5.000% due 1/1/22	1,287,062
250,000	AAA	Cook County, IL, Refunding GO, Series A, MBIA-Insured, 5.625% due
		11/15/16	264,387
2,000,000	Aaa(a)	Illinois DFA, Revolving Fund Revenue, 5.250% due 9/1/12	2,196,620
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,103,210
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, SSM Health Care, MBIA-Insured, 6.550% due 6/1/13 (d)	2,172,825
2,000,000	AAA	Servantoor Project, Series A, FSA-Insured, 6.000% due 8/15/12 (d)	2,269,280
605,000	A	South Suburban Hospital Project, 7.000% due 2/15/18 (d)	735,747
2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	2,897,783

		Total Illinois	17,476,090

Indiana — 2.8%
1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community
		Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	1,241,067
2,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project,
		5.250% due 12/1/22	2,157,540
250,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	258,673

		Total Indiana	3,657,280

Maryland — 4.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Maryland (continued)
$ 1,500,000	Baa1(a)	Carroll County General Hospital, 6.000% due 7/1/37	$1,596,510
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,640,340
500,000	A+	University of Maryland Medical Systems, 6.000% due 7/1/32	543,220
2,000,000	Aaa(a)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue,
		AMBAC-Insured, 5.500% due 4/1/16 (c)	2,168,520

		Total Maryland	5,948,590

Massachusetts — 3.0%
1,000,000	A2(a)	Massachusetts State Health & Educational Facilities Authority Revenue, Dana
		Farber Cancer Project, Series G-1, Call 12/1/05 @102, 6.250% due
		12/1/22 (b)	1,025,710
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA
		Program, Series A:
2,125,000	AAA	5.750% due 8/1/29	2,313,721
525,000	AAA	Call 8/1/09 @101, 5.750% due 8/1/29 (b)	576,051

		Total Massachusetts	3,915,482

Michigan — 2.1%
1,000,000	AAA	Detroit, MI, City School District, GO, School Builiding & Site Improvement,
		Series A, FGIC-Insured, 5.500% due 5/1/17 (b)	1,121,800
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health, Series
		C, 5.375% due 12/1/30	1,571,145

		Total Michigan	2,692,945

Missouri — 2.8%
		Missouri State Environmental Improvement & Energy Research Authority:
2,500,000	AA	PCR Refunding Revenue, Associated Electric Co-op Thomas Hill,
		5.500% due 12/1/10	2,594,525
1,000,000	Aaa(a)	Water Pollution Refunding Revenue, State Revolving Funds, Program A,
		5.000% due 7/1/20	1,103,500

		Total Missouri	3,698,025

Nevada — 2.4%
3,000,000	AAA	Clark County, NV, IDA Refunding Revenue, Nevada Power Co. Project,
		Series C, AMBAC-Insured, 7.200% due 10/1/22	3,062,580
15,000	AAA	Nevada Housing Division Revenue, Single-Family Program, Series C,
		AMBAC-Insured, 6.350% due 10/1/12 (c)	15,317

		Total Nevada	3,077,897

New Jersey — 6.2%
		New Jersey EDA:
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured, 5.250%
		due 7/1/16	2,744,200
2,500,000	AA-	School Facilities Construction, Revenue, Series O, 5.125% due 3/1/28	2,628,600
1,000,000	AAA	Water Facilities Revenue, New Jersey American Water Co. Inc. Project,
		Series A, FGIC-Insured, 6.875% due 11/1/34 (c)	1,022,950
1,500,000	AAA	New Jersey State, EFA Revenue, Princeton University, Series A, 5.000% due
		7/1/21	1,615,035

		Total New Jersey	8,010,785

New York — 14.5%
		New York City, NY, GO:
		Series A:
110,000	A+	6.000% due 5/15/30	121,385
890,000	A+	Call 5/15/10 @101, 6.000% due 5/15/30 (b)	1,002,968
1,500,000	A+	Series G, 5.000% due 12/1/33	1,551,300
2,000,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer
		Systems Revenue, Series D, 5.000% due 6/15/37	2,083,900
4,500,000	AAA	New York City, NY, TFA Revenue, Series A, 5.500% due 11/15/17	4,988,205

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

New York (continued)
		New York State Dormitory Authority Revenue, Court Facilities Lease, NYC
		Issue:
$ 5,000,000	AAA	AMBAC-Insured, 5.500% due 5/15/25	$5,833,400
1,700,000	AAA	Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due
		5/15/28	1,993,131
1,300,000	AAA	New York State Urban Development Corp., Revenue, Correctional Facilities,
		FSA-Insured, Call 1/1/06 @ 102, 5.375% due 1/1/25 (b)	1,334,372

		Total New York	18,908,661

North Carolina — 3.2%
4,000,000	AA+	University of North Carolina, University Revenue, Series A, 5.000% due
		12/1/34	4,204,880

Ohio — 2.0%
2,500,000	AA-	Franklin County, OH, Hospital Revenue, Holy Cross Health Systems Corp.,
		5.875% due 6/1/21	2,587,325

Pennsylvania — 0.2%
250,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @
		100, 5.500% due 2/1/31 (b)	277,775

Puerto Rico — 5.0%
1,600,000	AAA	Puerto Rico Commonwealth Highway & Transportation Authority, Highway
		Revenue, Series X, FSA-Insured, 5.500% due 7/1/15	1,825,440
4,000,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C,
		AMBAC-Insured, 5.500% due 7/1/25	4,681,240

		Total Puerto Rico	6,506,680

Tennessee — 2.9%
1,950,000	AA-	Humphreys County, TN, IDB, Solid Waste Disposal Revenue, E.I. du Pont de
		Nemours & Co. Project, 6.700% due 5/1/24 (c)	1,998,945
1,200,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24 (c)	1,306,368
435,000	AA	Tennessee Housing Development Agency Revenue, Homeownership
		Program, Series 2B, 6.350% due 1/1/31 (c)	439,994

		Total Tennessee	3,745,307

Texas — 16.5%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due
		2/15/30	2,600,450
		Austin, TX, Airport Systems Revenue, Series A, MBIA-Insured:
3,475,000	AAA	6.200% due 11/15/15 (c)	3,556,871
330,000	AAA	Call 11/15/07 @ 100, 6.200% due 11/15/15 (b)(c)	349,259
1,000,000	Aaa(a)	Edgewood, TX, GO, ISD, Bexar County, PSF-Insured, 5.250% due 2/15/17	1,095,240
1,500,000	BBB	Gulf Coast Waste Disposal Authority, TX, Revenue, Series A, 6.100% due
		8/1/24 (c)	1,601,130
3,500,000	AAA	Houston, TX, Utility System Revenue, Combined First Lien, FSA-Insured,
		5.000% due 11/15/35	3,649,555
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due
		8/15/34	1,656,736
1,000,000	AAA	Mesquite, TX, Independent School District No. 1, GO, Capital Appreciation,
		Series A, PSFG-Insured, zero coupon bond to yield 5.169% due 8/15/27	328,350
1,380,000	AAA	North Harris Montgomery Community College District, TX, GO, FGIC-
		Insured, 5.375% due 2/15/16	1,506,049
2,225,000	Aaa(a)	Northwest Texas, GO, ISD, PSF-Insured, 5.250% due 8/15/18	2,438,533
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-
		Insured, 5.500% due 8/15/39	1,640,805
1,000,000	AAA	Williamson County, TX, GO, MBIA-Insured, 5.250% due 2/15/21	1,096,890

		Total Texas	21,519,868

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Utah — 0.2%
$ 280,000	AA	Utah State Housing Finance Agency, Single-Family Mortgage Revenue, Issue
		H-2, FHA-Insured, 6.250% due 7/1/22 (c)	$286,423

Virginia — 2.5%
2,915,000	AAA	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue,
		Convention Center Expansion Project, Call 6/15/10 @ 101, 6.125% due
		6/15/20 (b)	3,286,954

Washington — 2.9%
1,900,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System No.1,
		Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (c)	2,012,575
400,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due
		12/1/28 (b)	442,720
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project No.
		1, Series A, MBIA-Insured, 5.125% due 7/1/17	1,272,828

		Total Washington	3,728,123

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $125,515,997)	129,515,612

SHORT-TERM INVESTMENTS(e) — 0.5%
Nevada — 0.0%
45,000	A-1+	Clark County, NV, Nevada School District, Series B, FSA-Insured, 2.900%,
		10/5/05	45,000

Tennessee — 0.5%
600,000	A-1+	Metropolitan Government of Nashville & Davidson Counties, TN, Vanderbilt
		University, Series A 2, 2.680%, 10/6/05	600,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $645,000)	645,000

		TOTAL INVESTMENTS — 100.0% (Cost — $126,160,997#)	$130,160,612

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Rating by Moody's Investors Service.
(b)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GO - General Obligation
IDA - Industrial Development Authority
IDB - Industrial Development Board
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance Corporation
PCR - Pollution Control Revenue
PSFG - Permanent School Fund Guaranty
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

Summary of Investments by Industry *
Education	20.7%
Hospitals	10.9%
General Obligation	10.7%
Transportation	10.2%
Utilities	9.3%
Pollution Control	9.0%
Pre-Refunded	7.5%
Public Facilities	4.5%
Tax Allocation	3.8%
Industrial Development	3.8%
Miscellaneous	3.4%
Water & Sewer	3.3%
Escrowed to Maturity	2.3%
Housing: Single-Family	0.6%

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D		Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR		Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Municipal Partners Fund II Inc. (the “Fund”) was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,531,307
Gross unrealized depreciation	(531,692)

Net unrealized appreciation	$3,999,615

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date	November 29, 2005

By	/s/ Frances M. Guggino

Chief Financial Officer

Date	November 29, 2005